Consolidated Statements of Stockholders’ Deficit - USD ($)	Common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2018	$ 19,206	$ 2,595,034	$ (2,668,212)		$ (53,972)
Balance (in Shares) at Dec. 31, 2018	19,205,624
Fair value of stock options vested		4,334			4,334
Issuance of common stock for services	$ 13	547			560
Issuance of common stock for services (in Shares)	13,334
Net loss			(410,259)		(410,259)
Balance at Mar. 31, 2019	$ 19,219	2,599,915	(3,078,471)		(459,337)
Balance (in Shares) at Mar. 31, 2019	19,218,958
Fair value of stock options vested		4,874			4,874
Issuance of common stock for services	$ 13	547			560
Issuance of common stock for services (in Shares)	13,334
Capital contribution - related party		153			153
Foreign currency translation adjustment				316	316
Net loss			(206,497)		(206,497)
Balance at Jun. 30, 2019	$ 19,232	2,605,489	(3,284,968)	316	(659,931)
Balance (in Shares) at Jun. 30, 2019	19,232,292
Balance at Dec. 31, 2019	$ 19,381	2,756,798	(3,672,077)	366	(895,532)
Balance (in Shares) at Dec. 31, 2019	19,380,460
Fair value of stock options vested		5,914			5,914
Issuance of common stock for services	$ 3	9,999			10,002
Issuance of common stock for services (in Shares)	3,334
Foreign currency translation adjustment				(1,053)	(1,053)
Net loss			(951,660)		(951,660)
Balance at Mar. 31, 2020	$ 19,384	2,772,711	(4,623,737)	(687)	(1,832,329)
Balance (in Shares) at Mar. 31, 2020	19,383,794
Balance at Dec. 31, 2019	$ 19,381	2,756,798	(3,672,077)	366	(895,532)
Balance (in Shares) at Dec. 31, 2019	19,380,460
Balance at Jun. 30, 2020	$ 19,398	2,801,025	(6,439,602)	(493)	(3,619,672)
Balance (in Shares) at Jun. 30, 2020	19,397,596
Balance at Mar. 31, 2020	$ 19,384	2,772,711	(4,623,737)	(687)	(1,832,329)
Balance (in Shares) at Mar. 31, 2020	19,383,794
Fair value of stock options vested		8,038			8,038
Issuance of common stock for services	$ 14	20,276			20,290
Issuance of common stock for services (in Shares)	13,802
Foreign currency translation adjustment				194	194
Net loss			(1,815,865)		(1,815,865)
Balance at Jun. 30, 2020	$ 19,398	$ 2,801,025	$ (6,439,602)	$ (493)	$ (3,619,672)
Balance (in Shares) at Jun. 30, 2020	19,397,596